Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 24, 2025, the date these financial statements were available for issuance.

On July 23, 2025, for the same reasons disclosed in Footnote 14, the Company completed the tax deregistration of its subsidiary Jiangsu Jingmo and obtained the related Tax Clearance Certificate; the industrial and commercial deregistration was also completed. As a result, net assets of approximately $63,280 were derecognized, and the resulting gain or loss will be recognized in the consolidated statements of operations and comprehensive loss for the year ending June 30, 2026.

On July 29, 2025, the Company adopted the 2025 Equity Incentive Plan, or the 2025 Plan, for the purpose of granting share-based compensation awards to current or prospective employees, directors, officers, advisors or consultants of the Company or its affiliates and align their interests with ours.

The maximum aggregate number of Ordinary Shares that may be issued pursuant to the 2025 Plan was 9,500,000. As of August 4, 2025, all 9,500,000 Ordinary Shares available under the 2025 Plan have been issued to the respective Participants upon vesting or exercise, as applicable.